Short-term loans - Outstanding (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short term loans
Short-term loans	¥ 5,844,620	$ 835,770	¥ 2,399,629
RMB denominated
Short term loans
Short-term loans	4,446,000		2,397,000
US$ denominated
Short term loans
Short-term loans	¥ 1,398,620
EUR denominated
Short term loans
Short-term loans			¥ 2,629